Equity - issued capital (Tables)	6 Months Ended
Dec. 31, 2024
Equity - issued capital [Abstract]
Issued Capital
	31 Dec 2024	30 Jun 2024	31 Dec 2024	30 Jun 2024
	Shares	Shares	$'000	$'000

Ordinary shares - fully paid	2,355,672,516	2,325,614,708	286,857	281,671

Movement in Issued Capital
	Half year ended 31 Dec 2024 Number	Year ended 30 Jun 2024 Number	Half year ended 31 Dec 2024 $'000	Year ended 30 Jun 2024 $'000

Reconciliation of movement:
Balance at the beginning of the period	2,325,614,708	2,098,818,267	281,671	255,364
Exercise of unlisted options	-	357,710	-	54
Performance rights vested	30,057,808	12,836,169	5,186	1,892
Share issue costs from vesting of performance rights	-	-	-	(12)
Capital raise	-	213,602,562	-	25,141
Share issue costs from capital raise	-	-	-	(768)

Balance at the end of the financial period	2,355,672,516	2,325,614,708	286,857	281,671